Bank Borrowings - Additional Information (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jul. 31, 2013	Dec. 31, 2015	Dec. 31, 2013	Dec. 31, 2014	Jul. 30, 2013
Schedule Of Short And Long Term Debt [Line Items]
Short-term bank borrowings, weighted Average Interest rate		5.69%		6.36%
Unused loan facilities (in RMB) or (in dollars)		¥ 414,000		¥ 169,954
Long Term Bank Borrowings
Schedule Of Short And Long Term Debt [Line Items]
Long-term bank borrowings, weighted average interest rate		6.59%		6.00%
Loans, aggregate principal amount			¥ 900,000		¥ 900,000
Debt instrument, stated rate			4.00%		4.00%
Long Term Bank Borrowings | Term Loan One
Schedule Of Short And Long Term Debt [Line Items]
Debt instrument, maturity date	Aug. 28, 2015		Aug. 28, 2015
Long Term Bank Borrowings | Term Loan Two
Schedule Of Short And Long Term Debt [Line Items]
Debt instrument, maturity date	Sep. 10, 2015		Sep. 10, 2015
Minimum
Schedule Of Short And Long Term Debt [Line Items]
Short-term bank borrowings, term		2 months
Maximum
Schedule Of Short And Long Term Debt [Line Items]
Short-term bank borrowings, term		1 year